LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Leases [Abstract]
Disclosure of quantitative information about right-of-use assets [text block]
Right of use assets

	12-31-2023	12-31-2022
	ThU.S.$	ThU.S.$
Property, plant and equipment by right of use, net
Land	460,386	195,290
Buildings	16,412	16,731
Plant and equipment	60,993	66,709
Information technology equipment	186	157
Motor vehicles	50,869	24,437
Other property, plant and equipment	11,515	3,163
Total net	600,361	306,487
Property, plant and equipment by right of use, gross
Land	493,297	230,231
Buildings	35,183	32,610
Plant and equipment	85,252	86,870
Information technology equipment	412	630
Motor vehicles	223,708	175,261
Other property, plant and equipment	12,666	3,723
Total gross	850,518	529,325
Accumulated depreciation and impairment by right of use
Land	(32,911)	(34,941)
Buildings	(18,771)	(15,879)
Plant and equipment	(24,259)	(20,161)
Information technology equipment	(226)	(473)
Motor vehicles	(172,839)	(150,824)
Other property, plant and equipment	(1,151)	(560)
Total	(250,157)	(222,838)

Disclosure of detailed information about reconciliation of the carrying amount of property plant and equipment explanatory [text block]
The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of
December 31, 2023 and 2022
:

Reconciliation of property, plant and equipment by right	Land	Buildings	Plant and equipment	IT equipment	Motor vehicles	Other property, plant and equipment	Total
of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2023	195,290	16,731	66,709	157	24,437	3,163	306,487
Changes
Additions	307,524	5,196	31	186	53,171	10,151	376,259
Business combination	-	231	-	-	-	-	231
Withdrawals	(14,191)	(23)	(242)	(21)	(1,381)	(626)	(16,484)
Depreciation (1)	(23,759)	(5,666)	(5,526)	(147)	(25,978)	(797)	(61,873)
Increase (decrease) through net exchange differences	12,816	(29)	21	9	99	-	12,916
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	(455)	(455)
Increase (decrease) through others	14	(28)	-	2	521	79	588
Reclassification of assets held for sale	(17,308)	-	-	-	-	-	(17,308)
Total changes	265,096	(319)	(5,716)	29	26,432	8,352	293,874
Closing balance 12-31-2023	460,386	16,412	60,993	186	50,869	11,515	600,361

(1)	The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.

Reconciliation of property, plant and equipment by right of use	Land ThU.S.$	Buildings ThU.S.$	Plant and equipment ThU.S.$	IT equipment ThU.S.$	Fixtures and fittings ThU.S.$	Motor vehicles ThU.S.$	Other property, plant and equipment ThU.S.$	Total ThU.S.$
Opening balance 01-01-2022	72,384	20,682	17,198	224	218	55,093	14,307	180,106
Changes
Additions	135,407	2,531	56,720	148	-	7,827	305	202,938
Withdrawals	-	(1,101)	(15)	-	(203)	(4)	-	(1,323)
Depreciation (1)	(12,660)	(5,400)	(7,174)	(229)	(15)	(38,596)	(1,334)	(65,408)
Increase (decrease) through net exchange differences	159	22	8	14	-	117	-	320
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	-	(10,346)	(10,346)
Increase (decrease) through others	-	(3)	(28)	-	-	-	231	200
Total changes	122,906	(3,951)	49,511	(67)	(218)	(30,656)	(11,144)	126,381
Closing balance 12-31-2022	195,290	16,731	66,709	157	-	24,437	3,163	306,487

(1)	The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.

Disclosure of depreciation expense of property plant and equipment explanatory [text block]
The depreciation expense for the period ending December 31, 2023 and 2022 recognized in property, plant and equipment by right of use is as follows:

	January - December
	2023	2022	2021
Depreciation for the period	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	28,082	40,539	43,284
Distribution costs	1,184	2,975	2,291
Administrative expenses	7,361	7,103	7,061
Total	36,627	50,617	52,636

Summary Of Leases Excluded From Right Of Use Assets
Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases excluded from right of use assets:

	January – December
	2023	2022	2021
	ThU.S.$	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	205,083	208,812	141,775
Expenses from low value leases	3,899	6,696	3,051
Expenses from short-term leases	34,574	34,857	21,993
Total	243,556	250,365	166,819

Disclosure of maturity analysis of finance lease payments receivable [text block]
Reconciliation of financial lease minimum payments:

	12-31-2023
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	16,314	-	16,314
Between one and six years	69,226	4,615	64,611
More than six years	-	-	-
Total	85,540	4,615	80,925

	12-31-2022
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	5,067	-	5,067
Between one and six years	25,750	1,882	23,868
More than six years	-	-	-
Total	30,817	1,882	28,935